Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	December 31, 2025	December 31, 2024	December 31, 2023
Gross value	8,510	7,777	8,528
Allowances	(100)	(100)	(95)
Carrying amount	8,410	7,677	8,433

Summary of Gross Value of Overdue Receivables

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1 to 3 months	Overdue by 3 to 6 months	Overdue by 6 to 12 months	Overdue by > 12 months
December 31, 2025	468	184	134	71	27	52
December 31, 2024	650	316	194	87	9	44
December 31, 2023	689	269	154	123	62	81